Share-Based Compensation - Schedule of Share-Based Compensation Activities (Details) - USD ($)			12 Months Ended
	Oct. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Activities [Abstract]
Number of shares, Outstanding Ending (in Shares)		1,127,395	1,825,729	1,140,920
Weighted average exercise price, Outstanding Ending		$ 4.888	$ 4.5778	$ 4.8016
Weighted average grant-date/modification date fair value, Outstanding Ending		$ 11.4672	$ 8.5249	$ 11.1808
Weighted remaining contractual years, Outstanding Ending		7 years 10 months 2 days	7 years 7 months 9 days	7 years 14 days
Aggregate intrinsic value, Outstanding Ending (in Dollars)		$ 12,927,781	$ 15,564,202	$ 12,756,547
Number of shares, Vested and expected to vest (in Shares)			1,825,729
Weighted average exercise price, Vested and expected to vest			$ 4.5778
Weighted average grant-date/modification date fair value Vested and expected to vest			$ 8.5249
Weighted remaining contractual years Vested and expected to vest			7 years 7 months 9 days
Aggregate intrinsic value Vested and expected to vest (in Dollars)			$ 15,564,202
Number of shares Exercisable (in Shares)			1,327,331
Weighted average exercise price Exercisable			$ 3.8657
Weighted average grant-date/modification date fair value Exercisable			$ 8.243
Weighted remaining contractual years Exercisable			5 years 14 days
Aggregate intrinsic value Exercisable (in Dollars)			$ 10,941,225
Number of shares, Granted to employees, directors, consultants and senior management (in Shares)			759,605	378,852
Weighted average exercise price, Granted to employees, directors, consultants and senior management			$ 4.2971	$ 0.12
Weighted average grant-date/modification date fair value Granted to employees, directors, consultants and senior management			$ 5.2321	$ 13.216
Number of shares, Forfeited (in Shares)			(74,796)	(3,713)
Weighted average exercise price, Forfeited			$ 5.1412	$ 20.6352
Weighted average grant-date/modification date fair value, Forfeited			$ 15.5963	$ 9.904
Number of shares, Exercised (in Shares)	(180,807)			(361,614)
Weighted average exercise price, Exercised				$ 0.0016
Weighted average grant-date/modification date fair value, Exercised				$ 14.2192